Note 4 - Fair Value Measurement (10Q)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Fair Value Disclosures [Text Block]

4. Fair Value Measurement

We record financial assets and liabilities at fair value. The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. We categorize assets and liabilities recorded at fair value in the consolidated financial statements based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels are directly related to the amount of subjectivity with the inputs to the valuation of these assets or liabilities as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of March 31, 2023, our cash equivalents consisted of money market funds with less than a three-month maturity. Our short-term investments was zero as of March 31, 2023. Money market funds are classified as Level 1 because they are valued using quoted market prices. As of December 31, 2022, we had short-term investments consisted of U.S. treasury securities and they are classified as Level 1 because they are valued using quoted market prices.

In certain cases where there is limited activity or less transparency around the inputs to valuation, we classify securities as Level 3. Level 3 liabilities consist of derivative warrant liabilities.

The following tables set forth the financial instruments that we measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	March 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$9,549	$-	$-	$9,549
Total	$9,549	$-	$-	$9,549
Financial liability:
Derivative warrant liabilities	$-	$-	$10	$10
Total	$-	$-	$10	$10

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$14,671	$-	$-	$14,671
U.S. treasury securities	1,997	-	-	1,997
Total	$16,668	$-	$-	$16,668
Financial liability:
Preferred stock warrant liability	$-	$-	$11	$11
Total	$-	$-	$11	$11

The derivative warrant liabilities had a fair value of $10,000 and $11,000 as of March 31, 2023 and December 31, 2022, respectively. We estimate the fair value of the derivative warrant liabilities using a Black-Scholes option-pricing model, which assumptions are related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. We estimate the volatility of our common stock warrants based on historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which we anticipate remaining at zero.

The following tables summarize the estimated fair value of our marketable securities and the gross unrealized holding gains and losses (in thousands):

	March 31, 2023
		Unrealized
	Amortized Cost	Gains	Losses	Estimated Fair Value
Cash and cash equivalents:
Cash	$3,181	$-	$-	$3,181
Money market funds	9,549	-	-	9,549
Total cash and cash equivalents	$12,730	$-	$-	$12,730

	December 31, 2022
		Unrealized
	Amortized Cost	Gains	Losses	Estimated Fair Value
Cash and cash equivalents:
Cash	$131	$-	$-	$131
Money market funds	14,671	-	-	14,671
Total cash and cash equivalents	$14,802	$-	$-	$14,802
Marketable securities:
U.S. treasury securities	$1,997	$-	$-	$1,997
Total marketable securities	$1,997	$-	$-	$1,997

4. Fair Value Measurement

We record financial assets and liabilities at fair value. The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. We categorize assets and liabilities recorded at fair value in the consolidated financial statements based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels are directly related to the amount of subjectivity with the inputs to the valuation of these assets or liabilities as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of December 31, 2022, our cash equivalents consisted of money market funds with less than a three-month maturity. Our short-term investments consisted of U.S. treasury securities, which we recorded as available-for-sale securities. Money market funds and U.S. treasury securities are classified as Level 1 because they are valued using quoted market prices. As of December 31, 2021, our short-term investments consisted of government debt securities, corporate debt securities, commercial paper, and asset backed securities, which we recorded as available-for-sale securities and government debt securities are classified as Level 2 because their value is based on valuations using significant inputs derived from or corroborated by observable market data.

In certain cases where there is limited activity or less transparency around the inputs to valuation, we classify securities as Level 3. Level 3 liabilities consist of derivative warrant liabilities and preferred stock warrant liability.

The following tables set forth the financial instruments that we measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$14,671	$-	$-	$14,671
U.S. treasury securities	1,997	-	-	1,997
Total	$16,668	$-	$-	$16,668
Financial liability:
Derivative warrant liabilities	$-	$-	$11	$11
Total	$-	$-	$11	$11

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$18,526	$-	$-	$18,526
Commercial paper	-	5,498	-	5,498
Corporate debt securities	-	4,512	-	4,512
Government debt securities	-	1,503	-	1,503
Asset backed securities	-	1,404	-	1,404
Total	$18,526	$12,917	$-	$31,443
Financial liability:
Preferred stock warrant liability	$-	$-	$2	$2
Total	$-	$-	$2	$2

In 2021, the financial liability measured at fair value on a recurring basis is the derivative warrant liabilities and preferred stock warrant liability, a level 3 instrument.

The derivative warrant liabilities had a fair value of $11,000 as of December 31, 2022. We estimate the fair value of the derivative warrant liabilities using a Black-Scholes option-pricing model, which assumptions are related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. We estimate the volatility of our common stock warrants based on historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which we anticipate remaining at zero.

The preferred stock warrant liability had a fair value of $2,000 as of December 31, 2021. We estimate the fair value of the preferred stock warrant liability using the Black-Scholes option-pricing model, which requires inputs such as the expected volatility based on comparable public companies, the estimated fair value of the preferred stock, and the estimated time to liquidity. On the Closing of the Business Combination, the preferred stock warrant that was outstanding immediately before the Closing became a common stock warrant. We adjusted the carrying value of such warrant to its estimated fair value at the Closing based upon the value of our common stock warrant and reclassified from accrued expenses to additional paid-in capital on the date of closing of the merger.

The following tables summarize the estimated fair value of our marketable securities and the gross unrealized holding gains and losses (in thousands):

	December 31, 2022
		Unrealized
	Amortized Cost	Gains	Losses	Estimated Fair Value
Cash and cash equivalents:
Cash	$131	$-	$-	$131
Money market funds	14,671	-	-	14,671
Total cash and cash equivalents	$14,802	$-	$-	$14,802
Marketable securities:
U.S. treasury securities	$1,997	$-	$-	$1,997
Total marketable securities	$1,997	$-	$-	$1,997

	December 31, 2021
		Unrealized
	Amortized Cost	Gains	Losses	Estimated Fair Value
Cash and cash equivalents:
Cash	$4,917	$-	$-	$4,917
Money market funds	18,526	-	-	18,526
Total cash and cash equivalents	$23,443	$-	$-	$23,443
Marketable securities:
Commercial paper	$5,498	$-	$-	$5,498
Corporate debt securities	4,515	-	(3)	4,512
Government debt securities	1,503	-	-	1,503
Asset backed securities	1,405	-	(1)	1,404
Total marketable securities	$12,921	$-	$(4)	$12,917